Share-Based Compensation Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 25, 2012	Oct. 04, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0	5,510,035
Vested awards (in shares)	1,007,354
Expected dividend yield	0.00%	0.00%
Executive Managers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		5,510,035
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted under new plan (in shares)				2,750,000
Unrecognized compensation cost, options	$ 1.9
Unrecognized compensation costs, period for recognition	1 year 9 months 30 days
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award terms	5 years
Stock Options | Minimum | Ratable Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award terms	10 years
Stock Options | Maximum | Ratable Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	10 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, other than options	$ 1.2
Unrecognized compensation costs, period for recognition	1 year 5 months 6 days
Vested awards (in shares)	1,007,354	672,782
Weighted-average grand date fair value of vested shares (in dollars per share)	$ 1.59	$ 1.37
Restricted Stock Units (RSUs) | Fully Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other than options vested (in shares)	1,962,601
Restricted Stock Units (RSUs) | Settled in Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other than options vested (in shares)	774,907	462,313
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
2011 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted under new plan (in shares)			13,675,000
Shares remaining to be granted (in shares)	3,783,797